Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 466,824,000.00
Previously Paid Amount	0.00
Total Fee Amount	64,468.39
Total Offset Amount	0.00
Net Fee	$ 64,468.39